SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

Non-Revolving Line of Credit Refinance

Effective as of April 25, 2022, we entered into a Non-Revolving Line of Credit Loan Agreement with Excel for principal amount of up to $4,022,986, evidenced by a Non-Revolving Line of Credit Promissory Note, also effective as of April 25, 2022. The Loan matures eighteen (18) months from the date of the Loan Agreement and accrues interest, payable semi-annually in arrears, at a fixed rate of interest equal to twelve (12) percent per year.

On April 25, 2022, we used $2.022 million of the proceeds of the Loan to pre-pay all of the remaining outstanding principal and interest of the $2m Loan, in accordance with Section 2.5 of the Prior Loan Agreement, which Prior Loan Agreement was terminated as of April 25, 2022.

In connection with the Loan, on April 25, 2022, we issued a warrant for an aggregate of up to 1,149,425 shares of our common stock. The Warrant has an exercise price of $1.75 per share, expires on April 25, 2025 and shall be exercisable at any time prior to the Expiration Date.

Under the Loan Agreement, we have granted to Excel a security interest in all of our present and future assets and properties, real or personal, tangible or intangible, wherever located, including products and proceeds thereof.

Refinancing of Convertible Debentures

On May 9, 2022 we completed a transfer of certain of our outstanding unsecured convertible debentures in the aggregate principal amount of $2,068,399  (the “Old Debentures”) by prepaying the principal and interest owed on such debentures in full under the terms of the debentures and issuing new substantially identical unsecured convertible debentures in the aggregate principal amount of $2,079,993 (the “New Debentures”) to a related party (the “Transfer”). The New Debentures, like the Old Debentures, mature on December 1, 2023, require monthly installments of principal and interest at 10% per annum and are convertible at any time prior to the maturity in whole or in part into our common shares at a price of $0.60 per common share. We had previously sought, but did not receive, certain concessions from the holders of the Old Debentures related to ongoing monthly principal and interest payments and the conversion of the Old Debentures into shares of our common stock in connection with any significant public equity capital raise by us. In connection with the issuance of the New Debentures, the holder thereof (the “Transferee”) has agreed to a cessation of principal and interest payments on the New Debentures until December 1, 2022, at which time accrued interest would be paid in a lump sum in cash and monthly principal and interest payments would resume. The Transferee has further agreed to convert the New Debentures into shares of our common stock upon any significant public equity capital raise by us.

See Note 10 Related Party Transactions.

Non-Revolving Line of Credit

Effective as of May 13, 2022, we entered into a Non-Revolving Line of Credit Loan Agreement (the “RAT Loan Agreement”) with several institutional and individual lenders and RAT Investment Holdings, LP, as administrator, for an aggregate principal amount of $2.2 million (the “RAT Loan”). The RAT Loan matures eighteen (18) months from the effective date of the RAT Loan Agreement and accrues interest, payable semi-annually in arrears, at a fixed rate of interest equal to twelve (12) percent per year.

In connection with the Loan, on May 13, 2022, we issued a warrant to each lender for an aggregate of up to 628,575 shares of our common stock. Each Warrant has an exercise price of $1.75 per share, expires on May 13, 2025, and shall be exercisable at any time prior to the Expiration Date.

Under the RAT Loan Agreement, we have granted to the lenders a security interest in all of our present and future assets and properties, real or personal, tangible or intangible, wherever located, including products and proceeds thereof, which security interest is pari passu with the loan agreement with Excel.

NOTE 18 – SUBSEQUENT EVENTS

The Company has evaluated all subsequent events through the date of filing, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of September 30, 2021, and events which occurred after September 30, 2021, but which were not recognized in the financial statements. The Company has determined that there were no subsequent events which required recognition, adjustment to or disclosure in the financial statements.